Interest expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Capitalized interest	$ 128	$ 63
Total interest expense	$ (1,146)	$ (1,082)
Capitalisation rate of borrowing costs eligible for capitalisation	3.83%	3.83%
Long-term Debt
Disclosure of detailed information about borrowings [line items]
Interest expense	$ (1,148)	$ (1,088)
Other
Disclosure of detailed information about borrowings [line items]
Interest expense	(126)	(57)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total interest expense	$ (165)	$ (177)